GOING CONCERN	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

2.	GOING CONCERN

The condensed consolidated financial statements of the Company have been prepared on a going concern basis, which contemplates the realization of assets and the discharge of liabilities in the normal course of business. Based on current operating levels, the Company will need to raise additional funds by selling additional equity or incurring debt. To date, the Company has funded its operations primarily through sales of its common stock in public markets and proceeds from the exercise of warrants to purchase common stock and the sale of convertible notes. Additionally, future capital requirements will depend on many factors, including the rate of revenue growth, the selling price of the Company’s products and services, the expansion of sales and marketing activities, the timing and extent of spending on content development efforts and the continuing market acceptance of the Company’s products and services. These factors raise substantial doubt about the Company’s ability to continue as a going concern for the twelve months from the date of this report.

Management of the Company intends to raise additional funds through the issuance of equity securities or debt. It is probable that management will continue to obtain new sources of financing that will enable the Company to meet its obligations for the twelve-month period. There can be no assurance that, in the event the Company requires additional financing, such financing will be available at terms acceptable to the Company, if at all. Failure to generate sufficient cash flows from operations, raise additional capital and reduce discretionary spending could have a material adverse effect on the Company’s ability to achieve its intended business objectives. As a result, the substantial doubt about the Company’s ability to continue as a going concern has not been alleviated. The accompanying condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.